Investment Strategy	May 23, 2025
Defiance Nasdaq 100 LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and, secondarily, capital appreciation. The Fund seeks to achieve its investment objectives by employing a “LightningSpread™” strategy, which is designed to generate daily income that the Fund intends to distribute twice weekly. The Fund’s strategy also seeks to provide long exposure to the price return of the Nasdaq 100 index (the “Index”). To implement this strategy, the Fund will utilize put and call options that reference the Index or on passively managed ETFs that seek to track the Index’s performance (“Index ETFs”). For simplicity, a reference to the “Index” includes Index ETFs. Additionally, the Fund will invest in short-term U.S. Treasury securities and money market funds to enhance income from uninvested cash.

LightningSpread™ Strategy

The Fund’s synthetic “LightningSpread™” strategy involves a combination of:

(i)	buying long-dated, deep in-the-money (Deep-ITM) call options on the Index, and
(ii)	writing (selling) put spreads on the Index with zero days to expiration (“0DTE”), meaning the put spread expires at the end of the same day it is sold.

The Fund purchases long-dated, Deep-ITM call options on the Index to establish “synthetic” long exposure to the Index. Deep-ITM call options are those where the current Index level is substantially above the strike price, providing the Fund with price exposure to the Index’s returns, similar to owning the Index’s securities directly. These options typically have a high delta, meaning their value generally moves nearly one-for-one with changes in the Index. However, their price may not always fully replicate the Index’s movement prior to expiration, which can result in tracking differences. The potential upside of this synthetic long position is uncapped.

The Fund aims to generate income by selling put spreads, which involve selling a put option at a higher strike price while simultaneously purchasing a put option at a lower strike price. Each business day, typically at market open or shortly thereafter, the Fund executes a put spread on the Index. As the seller of the put spread, the Fund receives a premium (payment from the buyer), contributing to its income. However, this strategy also exposes the Fund to increased downside risk if the Index price falls between the two strike prices of the put spread. For further details, refer to the section “Income and Indirect Participation in Index Performance” below.

Income and Indirect Participation in Index Performance

The Fund primarily generates income by selling at- or near-the-money zero days-to-expiration (0DTE) put spreads on a daily basis. The premiums received from these transactions contribute to the Fund’s income, but the strategy also introduces downside risk. Specifically, if the Index price declines to a level between the strike prices of the sold put spread, the Fund incurs losses. When this occurs, the loss incurred in the Fund’s option strategy combined with the decline in the Fund’s long synthetic Index exposure through its deep in-the-money (Deep-ITM) call options creates a leveraged downside exposure between the strikes of the sold put option.

For example, excluding the premium received from the sold put spread:

●	Suppose the Fund holds a Deep-ITM call option and sells a put spread with strike prices 2% apart.
●	If the Index declines by 3% in a single day and trades at or below the lower strike of the put spread, the Fund’s net return will be -5%.
○	This includes a 3% loss from its long call exposure.
○	Additionally, the Fund incurs a 2% loss from the sold put spread, as the Fund is effectively exposed to twice the downside risk when the Index falls between the put spread’s strike prices.

If the Index price remains above the higher strike price of the put spread at expiration, the Fund retains the full premium from selling the put spread. Additionally, the Fund benefits from the appreciation of its Deep-ITM call position, which closely tracks the Index’s gains without an upside cap. However, because 0DTE options are highly sensitive to intraday market volatility, price swings during the trading day can cause sharp changes in the value of the put spread before it expires, increasing the potential for sudden losses.

However, when the Index price falls within the strike price range of the put spread, the Fund’s losses are magnified. This occurs because:

●	The sold put spread begins to lose value as the Index declines.
●	Simultaneously, the Fund’s Deep-ITM call position decreases in value, mirroring the Index’s decline.

If the Index price falls below the lower strike price of the put spread, the put spread reaches its maximum loss. Meanwhile, the Deep-ITM call position continues to decline, creating further losses in the Fund. While the premiums received from selling put spreads help offset some losses, the Fund remains significantly exposed to downside risk when the Index declines.

Please see the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s options strategies.

Additional Fund Attributes

The Fund will seek to provide income twice weekly in the form of cash distributions.

The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments (such as options contracts) that use the Index as the reference asset.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or group of industries to the extent the Index is so concentrated.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Index.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The Nasdaq 100 Index is a benchmark index that includes 100 of the largest non-financial companies listed on the Nasdaq Stock Market, based on market capitalization. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars.

The Index includes companies from various industries but is heavily weighted towards the technology sector. This reflects the Nasdaq’s historic strength as a listing venue for tech companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.

In terms of volatility, like all stock indices, the Nasdaq 100 experiences daily price movements and can be significantly volatile at times. This is often driven by macroeconomic factors, market sentiment, and financial results or news from its large constituents. Historical periods of significant volatility include the dot-com bubble burst around 2000 and the global financial crisis of 2007-2008, among other events. However, the specific degree of volatility can vary and is subject to change based on market conditions.

Strategy Portfolio Concentration [Text]	The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments (such as options contracts) that use the Index as the reference asset.
Defiance S&P 500 LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and, secondarily, capital appreciation. The Fund seeks to achieve its investment objectives by employing a “LightningSpread™” strategy, which is designed to generate daily income that the Fund intends to distribute twice weekly. The Fund’s strategy also seeks to provide long exposure to the price return of the S&P 500 Index (the “Index”). To implement this strategy, the Fund will utilize put and call options that reference the Index or on passively managed ETFs that seek to track the Index’s performance (“Index ETFs”). For simplicity, a reference to the “Index” includes Index ETFs. Additionally, the Fund will invest in short-term U.S. Treasury securities and money market funds to enhance income from uninvested cash.

LightningSpread™ Strategy

The Fund’s synthetic “LightningSpread™” strategy involves a combination of:

(iii)	buying long-dated, deep in-the-money (Deep-ITM) call options on the Index, and
(iv)	writing (selling) put spreads on the Index with zero days to expiration (“0DTE”), meaning the put spread expires at the end of the same day it is sold.

The Fund purchases long-dated, Deep-ITM call options on the Index to establish “synthetic” long exposure to the Index. Deep-ITM call options are those where the current Index level is substantially above the strike price, providing the Fund with price exposure to the Index’s returns, similar to owning the Index’s securities directly. These options typically have a high delta, meaning their value generally moves nearly one-for-one with changes in the Index. However, their price may not always fully replicate the Index’s movement prior to expiration, which can result in tracking differences. The potential upside of this synthetic long position is uncapped.

The Fund aims to generate income by selling put spreads, which involve selling a put option at a higher strike price while simultaneously purchasing a put option at a lower strike price. Each business day, typically at market open or shortly thereafter, the Fund executes a put spread on the Index. As the seller of the put spread, the Fund receives a premium (payment from the buyer), contributing to its income. However, this strategy also exposes the Fund to increased downside risk if the Index price falls between the two strike prices of the put spread. For further details, refer to the section “Income and Indirect Participation in Index Performance” below.

Income and Indirect Participation in Index Performance

The Fund primarily generates income by selling at- or near-the-money zero days-to-expiration (0DTE) put spreads on a daily basis. The premiums received from these transactions contribute to the Fund’s income, but the strategy also introduces downside risk. Specifically, if the Index price declines to a level between the strike prices of the sold put spread, the Fund incurs losses. When this occurs, the loss incurred in the Fund’s option strategy combined with the decline in the Fund’s long synthetic Index exposure through its deep in-the-money (Deep-ITM) call options creates a leveraged downside exposure between the strikes of the sold put option.

For example, excluding the premium received from the sold put spread:

●	Suppose the Fund holds a Deep-ITM call option and sells a put spread with strike prices 2% apart.
●	If the Index declines by 3% in a single day and trades at or below the lower strike of the put spread, the Fund’s net return will be -5%.
○	This includes a 3% loss from its long call exposure.
○	Additionally, the Fund incurs a 2% loss from the sold put spread, as the Fund is effectively exposed to twice the downside risk when the Index falls between the put spread’s strike prices.

If the Index price remains above the higher strike price of the put spread at expiration, the Fund retains the full premium from selling the put spread. Additionally, the Fund benefits from the appreciation of its Deep-ITM call position, which closely tracks the Index’s gains without an upside cap. However, because 0DTE options are highly sensitive to intraday market volatility, price swings during the trading day can cause sharp changes in the value of the put spread before it expires, increasing the potential for sudden losses.

However, when the Index price falls within the strike price range of the put spread, the Fund’s losses are magnified. This occurs because:

●	The sold put spread begins to lose value as the Index declines.
●	Simultaneously, the Fund’s Deep-ITM call position decreases in value, mirroring the Index’s decline.

If the Index price falls below the lower strike price of the put spread, the put spread reaches its maximum loss. Meanwhile, the Deep-ITM call position continues to decline, creating further losses in the Fund. While the premiums received from selling put spreads help offset some losses, the Fund remains significantly exposed to downside risk when the Index declines.

Please see the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s options strategies.

Additional Fund Attributes

The Fund will seek to provide income twice weekly in the form of cash distributions.

The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments (such as options contracts) that use the Index as the reference asset.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or group of industries to the extent the Index is so concentrated.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Index.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The S&P 500 Index is a widely recognized benchmark index that tracks the performance of 500 of the largest U.S.-based companies listed on the New York Stock Exchange or Nasdaq. These companies represent approximately 80% of the total U.S. equities market by capitalization, making it a large-cap index.

The S&P 500 is diversified across all sectors of the economy, including technology, healthcare, consumer discretionary, financials, industrials, and others. This distribution can vary over time as the market value of the sectors change.

Regarding volatility, the S&P 500, like all market indices, has experienced periods of significant daily price movements. Historically notable periods of volatility include the Black Monday crash in 1987, the dot-com bubble burst around 2000, the financial crisis of 2008, and the market reactions to the COVID-19 pandemic in early 2020. However, the specific degree of volatility can vary and is subject to change based on overall market conditions. Despite these periods of volatility, the Index has shown long-term growth over its history.

Strategy Portfolio Concentration [Text]	The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments (such as options contracts) that use the Index as the reference asset.
Defiance Russell 2000 LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and, secondarily, capital appreciation. The Fund seeks to achieve its investment objectives by employing a “LightningSpread™” strategy, which is designed to generate daily income that the Fund intends to distribute twice weekly. The Fund’s strategy also seeks to provide long exposure to the price return of the Russell 2000 index (the “Index”). To implement this strategy, the Fund will utilize put and call options that reference the Index or on passively managed ETFs that seek to track the Index’s performance (“Index ETFs”). For simplicity, a reference to the “Index” includes Index ETFs. Additionally, the Fund will invest in short-term U.S. Treasury securities and money market funds to enhance income from uninvested cash.

LightningSpread™ Strategy

The Fund’s synthetic “LightningSpread™” strategy involves a combination of:

(v)	buying long-dated, deep in-the-money (Deep-ITM) call options on the Index, and
(vi)	writing (selling) put spreads on the Index with zero days to expiration (“0DTE”), meaning the put spread expires at the end of the same day it is sold.

The Fund purchases long-dated, Deep-ITM call options on the Index to establish “synthetic” long exposure to the Index. Deep-ITM call options are those where the current Index level is substantially above the strike price, providing the Fund with price exposure to the Index’s returns, similar to owning the Index’s securities directly. These options typically have a high delta, meaning their value generally moves nearly one-for-one with changes in the Index. However, their price may not always fully replicate the Index’s movement prior to expiration, which can result in tracking differences. The potential upside of this synthetic long position is uncapped.

The Fund aims to generate income by selling put spreads, which involve selling a put option at a higher strike price while simultaneously purchasing a put option at a lower strike price. Each business day, typically at market open or shortly thereafter, the Fund executes a put spread on the Index. As the seller of the put spread, the Fund receives a premium (payment from the buyer), contributing to its income. However, this strategy also exposes the Fund to increased downside risk if the Index price falls between the two strike prices of the put spread. For further details, refer to the section “Income and Indirect Participation in Index Performance” below.

Income and Indirect Participation in Index Performance

The Fund primarily generates income by selling at- or near-the-money zero days-to-expiration (0DTE) put spreads on a daily basis. The premiums received from these transactions contribute to the Fund’s income, but the strategy also introduces downside risk. Specifically, if the Index price declines to a level between the strike prices of the sold put spread, the Fund incurs losses. When this occurs, the loss incurred in the Fund’s option strategy combined with the decline in the Fund’s long synthetic Index exposure through its deep in-the-money (Deep-ITM) call options creates a leveraged downside exposure between the strikes of the sold put option.

For example, excluding the premium received from the sold put spread:

●	Suppose the Fund holds a Deep-ITM call option and sells a put spread with strike prices 2% apart.
●	If the Index declines by 3% in a single day and trades at or below the lower strike of the put spread, the Fund’s net return will be -5%.
○	This includes a 3% loss from its long call exposure.
○	Additionally, the Fund incurs a 2% loss from the sold put spread, as the Fund is effectively exposed to twice the downside risk when the Index falls between the put spread’s strike prices.

If the Index price remains above the higher strike price of the put spread at expiration, the Fund retains the full premium from selling the put spread. Additionally, the Fund benefits from the appreciation of its Deep-ITM call position, which closely tracks the Index’s gains without an upside cap. However, because 0DTE options are highly sensitive to intraday market volatility, price swings during the trading day can cause sharp changes in the value of the put spread before it expires, increasing the potential for sudden losses.

However, when the Index price falls within the strike price range of the put spread, the Fund’s losses are magnified. This occurs because:

●	The sold put spread begins to lose value as the Index declines.
●	Simultaneously, the Fund’s Deep-ITM call position decreases in value, mirroring the Index’s decline.

If the Index price falls below the lower strike price of the put spread, the put spread reaches its maximum loss. Meanwhile, the Deep-ITM call position continues to decline, creating further losses in the Fund. While the premiums received from selling put spreads help offset some losses, the Fund remains significantly exposed to downside risk when the Index declines.

Please see the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s options strategies.

Additional Fund Attributes

The Fund will seek to provide income twice weekly in the form of cash distributions.

The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments (such as options contracts) that use the Index as the reference asset.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or group of industries to the extent the Index is so concentrated.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Index.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The Russell 2000 Index is a widely recognized benchmark index that tracks the performance of approximately 2000 small-cap companies in the United States. These are the smallest companies listed in the Russell 3000 Index, representing about 10% of that index’s total market capitalization.

The Russell 2000 Index is diversified and includes companies from various sectors such as financial services, healthcare, technology, consumer discretionary, industrials, and others. The exact distribution can fluctuate over time due to market conditions.

In terms of volatility, the Index, being a small-cap index, tends to be more volatile than large-cap indices like the S&P 500 or the Nasdaq 100 indices. Small-cap stocks can be more sensitive to changes in the economic climate and can experience larger price swings. Notable periods of volatility have included the dot-com bubble burst in 2000, the financial crisis in 2008, and the market turmoil caused by the COVID-19 pandemic in 2020. However, as with any index, the specific level of volatility can change based on broader market conditions.

Strategy Portfolio Concentration [Text]	The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments (such as options contracts) that use the Index as the reference asset.